STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Common Shares To Be Issued [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Beginning balance, value at Dec. 31, 2020		$ 23,404,083	$ 5,000	$ (23,474,066)	$ (405,310)	$ (470,293)
Beginning balance, shares at Dec. 31, 2020	20,085,119
Net loss and comprehensive loss				(218,463)	(245)	(218,708)
Ending balance, value at Dec. 31, 2021		23,404,083	5,000	(23,692,529)	(405,555)	(689,001)
Ending balance, shares at Dec. 31, 2021	20,085,119
Net loss and comprehensive loss				477,657	2,353	480,010
Ending balance, value at Dec. 31, 2022		23,404,083	5,000	(23,214,872)	(403,202)	(208,991)
Ending balance, shares at Dec. 31, 2022	20,085,119
Net loss and comprehensive loss				(26,277)	(769)	(27,046)
Ending balance, value at Dec. 31, 2023		$ 23,404,083	$ 5,000	$ (23,241,149)	$ (403,971)	$ (236,037)
Ending balance, shares at Dec. 31, 2023	20,085,119